Loan Credit Agreement (Details Narrative) (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended	9 Months Ended	12 Months Ended			9 Months Ended			0 Months Ended	9 Months Ended	12 Months Ended			0 Months Ended	9 Months Ended
	Sep. 30, 2013	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Sep. 30, 2013 Recognized As Interest Expense Ratably Over Term Of Agreement [Member]	Sep. 30, 2013 Lender Fees [Member]	Sep. 30, 2013 Loan Credit Agreement [Member]	Sep. 06, 2013 Loan Credit Agreement [Member]	Sep. 06, 2013 Delayed Draw [Member]	Sep. 30, 2013 Delayed Draw [Member]	Dec. 31, 2013 Delayed Draw [Member]	Sep. 06, 2013 Delayed Draw [Member] Amount Available After Realizing Net Proceeds Of At Least 10 Million [Member]	Sep. 06, 2013 Delayed Draw [Member] Amount Available At Closing [Member]	Sep. 06, 2013 Delayed Draw [Member] Threshold For Loan Increase [Member]	Sep. 30, 2013 Delayed Draw [Member] Threshold For Loan Increase [Member]
Line of Credit Facility, Maximum Borrowing Capacity									$ 30,000			$ 30,000	$ 15,000
Proceeds from Issuance or Sale of Equity														10,000	10,000
Line of Credit Facility, Expiration Period									4 years	4 years
Class of Warrant or Right, Number of Securities Called by Warrants or Rights (in Shares)									1,000,000
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per Item)									1.3875
Warrants and Rights Outstanding	288	288	292	0			288	232
Deferred Finance Costs, Net	568	568			568						571
Payments for Fees						336					338
Amortization of Financing Costs	$ 16	$ 16	$ 47								$ 47